Subsequent event (Details) ₽ in Thousands, Br in Thousands						12 Months Ended
	Jan. 31, 2023 RUB (₽)	Jan. 31, 2023 BYN (Br)	Jan. 30, 2023	Jan. 10, 2023	Jul. 09, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 RUB (₽)
Disclosure of non-adjusting events after reporting period [line items]
Cash paid								₽ 3,100,000
Vsya rabota LLC
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest held (as a percent)					50.00%	50.00%	50.00%	50.00%
Kismet Capital Group | Highworld Investments Limited
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest sold (in percent)				22.68%
Sale of interest | Kismet Capital Group | Highworld Investments Limited
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest sold (in percent)				22.68%
Purchase of additional interests in subsidiaries | Vsya rabota LLC
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest held (as a percent)	53.00%	53.00%	50.00%
Percentage of additional interests in subsidiaries acquired	3.00%	3.00%
Cash consideration for acquisition of additional ownership interest in subsidiary	₽ 20,377	Br 775